UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               --------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:             EnTrust Capital Inc.
         --------------------------------------------
Address:          717 Fifth Avenue
         --------------------------------------------
                  New York, NY 10022
         --------------------------------------------


Form 13F File Number:  28-6444
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard I. Ellenbogen
         --------------------------------------------
Title:            Vice President & General Counsel
         --------------------------------------------
Phone:            212.224.5505
         --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen  New York, NY                    4/27/01
-------------------------  --------------------------      -------
(Signature)                (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ------------------------        -----------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------------

Form 13F Information Table Entry Total:              54
                                            ---------------------------

Form 13F Information Table Value Total:    $         548,091
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE







                                       3
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

Name Of issuer                                Title Of Class       Cusip            Market Value     Shares/Prn Amt     SH/Prn
                                                                                    * 1000
AT&T CORP LIBERTY MEDIA GROUP                 COMMON STOCK         001957208                   60985            4356064 SH
AGENCY.COM LTD                                COMMON STOCK         008447104                      15              11000 SH
AMERICAN STANDARD COMPANIES                   COMMON STOCK         029712106                   21997             372385 SH
ASPECT COMMUNICATIONS CORP                    COMMON STOCK         04523Q102                   15013            3395095 SH
BEA SYSTEMS INC                               COMMON STOCK         073325102                    9223             313990 SH
BERKSHIRE HATHAWAY INC-DEL                    COMMON STOCK         084670108                    5498                 84 SH
CABLETRON SYSTEMS INC                         COMMON STOCK         126920107                   13828            1071910 SH
CASELLA WASTE SYSTEMS INC-CL A                COMMON STOCK         147448104                    1863             208500 SH
CITIGROUP INC                                 COMMON STOCK         172967101                   42123             936474 SH
CRESTLINE CAPITAL CORP                        COMMON STOCK         226153104                    1189              43800 SH
DELL COMPUTER CORP                            COMMON STOCK         247025109                   11762             457887 SH
WALT DISNEY CO HOLDING CO                     COMMON STOCK         254687106                     263               9179 SH
EMC CORP-MASS                                 COMMON STOCK         268648102                    8724             296720 SH
ESC MEDICAL SYSTEMS LTD                       CONVERTIBLE BONDS    269025AB8                     403             450000 PRN
***EMBRAER-EMPRESA BRASILEIRA                 COMMON STOCK         29081M102                    7477             197290 SH
EPICOR SOFTWARE CORP                          COMMON STOCK         29426L108                     201             164850 SH
FREDDIE MAC-VOTING COMMON                     COMMON STOCK         313400301                     655              10100 SH
FANNIE MAE                                    COMMON STOCK         313586109                   22015             276571 SH
FORD MOTOR CO DEL                             COMMON STOCK         345370860                     692              24606 SH
GENERAL ELECTRIC CO                           COMMON STOCK         369604103                     273               6525 SH
GOLDMAN SACHS GROUP INC                       COMMON STOCK         38141G104                     234               2750 SH
J P MORGAN CHASE & CO                         COMMON STOCK         46625H100                   25712             572657 SH
JOHNSON & JOHNSON                             COMMON STOCK         478160104                     335               3825 SH
KIMBERLY CLARK CORP                           COMMON STOCK         494368103                   11990             176768 SH
LEHMAN BROTHERS HOLDINGS INC                  COMMON STOCK         524908100                     251               4010 SH
MBNA CORP                                     COMMON STOCK         55262L100                   34527            1043113 SH
MEDICAL CARE INTL INC                         CONVERTIBLE BONDS    584505AC5                     340             350000 PRN
MERCK & CO INC                                COMMON STOCK         589331107                    7168              94439 SH
MICROSOFT CORP                                COMMON STOCK         594918104                     656              12000 SH
NASDAQ 100 SHARES                             COMMON STOCK         631100104                    1029              26275 SH
NETZERO INC                                   COMMON STOCK         64122R109                      26              40000 SH
PFIZER INC                                    COMMON STOCK         717081103                    6550             159947 SH
PHARMACIA CORP                                COMMON STOCK         71713U102                     211               4195 SH
ROSS STORES INC                               COMMON STOCK         778296103                   11259             600480 SH
SCHERING PLOUGH CORP                          COMMON STOCK         806605101                    6339             173525 SH
***SHAW COMMUNICATIONS INC                    FOREIGN COMMON STOCK 82028K200                   34250            1729789 SH
STARWOOD HOTELS & RESORTS                     COMMON STOCK         85590A203                   24060             707439 SH
SUN MICROSYSTEMS INC                          COMMON STOCK         866810104                    9745             634050 SH
***TRIZEC HAHN CORP-SUB VTG                   COMMON STOCK         896938107                   11991             796718 SH
UNITEDGLOBALCOM                               COMMON STOCK         913247508                    2364             180100 SH
UNITEDHEALTH GROUP INC                        COMMON STOCK         91324P102                     296               5000 SH
VIACOM INC-CL B FORMLY NON VTG                COMMON STOCK         925524308                   25561             581319 SH
VITRIA TECHNOLOGY INC                         COMMON STOCK         92849Q104                      76              20000 SH
***VODAFONE GROUP PLC NEW                     COMMON STOCK         92857W100                   31280            1152119 SH
WAL-MART STORES INC                           COMMON STOCK         931142103                     217               4300 SH
WENDYS INTERNATIONAL INC                      COMMON STOCK         950590109                   13851             620559 SH
WESTERN WIRELESS CORP-CL A                    COMMON STOCK         95988E204                     257               6330 SH
WHIRLPOOL CORP                                COMMON STOCK         963320106                   24971             499520 SH
JOHN WILEY & SONS INC CL A                    COMMON STOCK         968223206                    6833             361533 SH
***SBS BROADCASTING SA                        FOREIGN COMMON STOCK L8137F102                   30014            1549093 SH
***ESC MEDICAL SYSTEMS LTD-ORD                FOREIGN COMMON STOCK M40868107                     505              21000 SH
BEA SYSTEMS INC                               CALL                 073325102                     294              10000 SH
BEAR STEARNS COMPANIES INC                    PUT                  073902108                     686              15000 SH
***GLOBALSTAR                                 PUT                  G3930H104                      15              26500 SH


                                                                                              548091

Table continued...


Name Of issuer                                   PUT         Investment   Managers     Sole        Shared      None
                                                 /CALL       Discretion

AT&T CORP LIBERTY MEDIA GROUP                                OTHER                                     3401992      954072
AGENCY.COM LTD                                               OTHER                                       11000
AMERICAN STANDARD COMPANIES                                  OTHER                                      288600       83785
ASPECT COMMUNICATIONS CORP                                   OTHER                                     2810705      584390
BEA SYSTEMS INC                                              OTHER                                      269005       44985
BERKSHIRE HATHAWAY INC-DEL                                   OTHER                                          68          16
CABLETRON SYSTEMS INC                                        OTHER                                      852855      219055
CASELLA WASTE SYSTEMS INC-CL A                               OTHER                                      208500
CITIGROUP INC                                                OTHER                                      710703      225771
CRESTLINE CAPITAL CORP                                       OTHER                                       43800
DELL COMPUTER CORP                                           OTHER                                      361437       96450
WALT DISNEY CO HOLDING CO                                    OTHER                                        7854        1325
EMC CORP-MASS                                                OTHER                                      233760       62960
ESC MEDICAL SYSTEMS LTD                                      OTHER                                      450000
***EMBRAER-EMPRESA BRASILEIRA                                OTHER                                      147140       50150
EPICOR SOFTWARE CORP                                         OTHER                                      164850
FREDDIE MAC-VOTING COMMON                                    OTHER                                       10100
FANNIE MAE                                                   OTHER                                      225871       50700
FORD MOTOR CO DEL                                            OTHER                                       24606
GENERAL ELECTRIC CO                                          OTHER                                        6525
GOLDMAN SACHS GROUP INC                                      OTHER                                        2700          50
J P MORGAN CHASE & CO                                        OTHER                                      457222      115435
JOHNSON & JOHNSON                                            OTHER                                        3825
KIMBERLY CLARK CORP                                          OTHER                                      142068       34700
LEHMAN BROTHERS HOLDINGS INC                                 OTHER                                        4010
MBNA CORP                                                    OTHER                                      875157      167956
MEDICAL CARE INTL INC                                        OTHER                                      350000
MERCK & CO INC                                               OTHER                                       68256       26183
MICROSOFT CORP                                               OTHER                                        5500        6500
NASDAQ 100 SHARES                                            OTHER                                       24275        2000
NETZERO INC                                                  OTHER                                       40000
PFIZER INC                                                   OTHER                                      123987       35960
PHARMACIA CORP                                               OTHER                                        4195
ROSS STORES INC                                              OTHER                                      461450      139030
SCHERING PLOUGH CORP                                         OTHER                                      135055       38470
***SHAW COMMUNICATIONS INC                                   OTHER                                     1345014      384775
STARWOOD HOTELS & RESORTS                                    OTHER                                      551670      155769
SUN MICROSYSTEMS INC                                         OTHER                                      495355      138695
***TRIZEC HAHN CORP-SUB VTG                                  OTHER                                      633673      163045
UNITEDGLOBALCOM                                              OTHER                                      180100
UNITEDHEALTH GROUP INC                                       OTHER                                                    5000
VIACOM INC-CL B FORMLY NON VTG                               OTHER                                      451544      129775
VITRIA TECHNOLOGY INC                                        OTHER                                       20000
***VODAFONE GROUP PLC NEW                                    OTHER                                      904977      247142
WAL-MART STORES INC                                          OTHER                                        4300
WENDYS INTERNATIONAL INC                                     OTHER                                      482919      137640
WESTERN WIRELESS CORP-CL A                                   OTHER                                         631        5699
WHIRLPOOL CORP                                               OTHER                                      396775      102745
JOHN WILEY & SONS INC CL A                                   OTHER                                      321433       40100
***SBS BROADCASTING SA                                       OTHER                                     1242357      306736
***ESC MEDICAL SYSTEMS LTD-ORD                               OTHER                                       21000
BEA SYSTEMS INC                                  CALL        OTHER                                       10000
BEAR STEARNS COMPANIES INC                       PUT         OTHER                                       15000
***GLOBALSTAR                                    PUT         OTHER                                       26500


                                                             No. of Other Managers   0